Note 20 - Fair Value of Financial Instruments and Fair Value Measurements (Details Textual)	12 Months Ended
Dec. 31, 2018 USD ($)
Discounted Rate To Account For Selling And Marketing Costs	10.00%
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Transfers out of Level 3	$ 2,009,080